Equity - Schedule of Nonvested Stock Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options [Member]
Schedule of Nonvested Stock Options Granted [Line Items]
Number of Options, Nonvested Balance	297	266
Weighted Average Exercise Price, Nonvested Balance	$ 230.8	$ 471
Number of Options, Granted	133	513
Weighted Average Exercise Price, Granted	$ 65.2	$ 82.64
Number of Options, Cancelled	(92)
Weighted Average Exercise Price, Cancelled	$ (548)
Number of Options, Vested	(338)	(482)
Weighted Average Exercise Price, Vested	$ (78.4)	$ (206.2)
Number of Options, Nonvested Balance		297
Weighted Average Exercise Price, Nonvested Balance		$ 230.8
Warrant [Member]
Schedule of Nonvested Stock Options Granted [Line Items]
Number of Warrants, Nonvested Balance	4,000	761
Weighted Average Exercise Price, Nonvested Balance	$ 150	$ 798
Number of Warrants, Issued		8,476
Weighted Average Exercise Price, Issued		$ 205.6
Number of Warrants, Cancelled		(1,164)
Weighted Average Exercise Price, Cancelled		$ (657)
Number of Warrants, Vested	(4,000)	(4,073)
Weighted Average Exercise Price, Vested	$ (150)	$ (242)
Number of Warrants, Nonvested Balance		4,000
Weighted Average Exercise Price, Nonvested Balance		$ 150